Reconciliation of Beginning and Ending Balance for Liabilities Measured at Fair Value on Recurring Basis Unobservable Inputs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balances - Liabilities	$ 4,572	$ 9,176
Total (gain) loss included in accumulated other comprehensive loss	(155)	1,411
Settlements	(4,790)	(6,015)
Ending balance - Liabilities	$ 373	$ 4,572